Segment Information - Schedule of Segment Results (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of operating segments [Line Items]
Net sales	€ 17,180	€ 17,019	€ 36,126
Other revenues	574	674	1,505
Cost of sales	(5,543)	(5,385)	(11,976)
Research and development expenses	(2,692)	(2,972)	(6,018)
Selling and general expenses	(4,607)	(4,835)	(9,883)
Net income attributable to non-controlling interests	20	15	31
Pharmaceuticals
Disclosure of operating segments [Line Items]
Net sales	13,020	12,718
Consumer Healthcare
Disclosure of operating segments [Line Items]
Net sales	2,324	2,407
Vaccines
Disclosure of operating segments [Line Items]
Net sales	1,836	1,894
New segment reporting model | Pharmaceuticals
Disclosure of operating segments [Line Items]
Net sales	13,020	12,718	25,700
Other revenues	70	103	173
Cost of sales	(3,427)	(3,239)	(6,750)
Research and development expenses	(2,143)	(2,423)	(4,850)
Selling and general expenses	(2,472)	(2,679)	(5,442)
Other operating income and expenses	(150)	(228)	(625)
Share of profit (loss) of associates and joint ventures accounted for using equity method	4	4	5
Net income attributable to non-controlling interests	(17)	(12)	(29)
Business operating income	4,885	4,244	8,182
New segment reporting model | Consumer Healthcare
Disclosure of operating segments [Line Items]
Net sales	2,324	2,407	4,695
Other revenues	30	27	57
Cost of sales	(770)	(783)	(1,599)
Research and development expenses	(61)	(71)	(149)
Selling and general expenses	(760)	(760)	(1,529)
Other operating income and expenses	21	105	193
Share of profit (loss) of associates and joint ventures accounted for using equity method	7	6	(5)
Net income attributable to non-controlling interests	(4)	(3)	(6)
Business operating income	787	928	1,657
New segment reporting model | Vaccines
Disclosure of operating segments [Line Items]
Net sales	1,836	1,894	5,731
Other revenues	474	544	1,275
Cost of sales	(1,184)	(1,255)	(3,372)
Research and development expenses	(324)	(295)	(639)
Selling and general expenses	(386)	(374)	(823)
Other operating income and expenses	4	(6)	0
Share of profit (loss) of associates and joint ventures accounted for using equity method	0	0	9
Net income attributable to non-controlling interests	0	0	0
Business operating income	420	508	2,181
New segment reporting model | Other
Disclosure of operating segments [Line Items]
Net sales	0	0	0
Other revenues	0	0	0
Cost of sales	(126)	(105)	(252)
Research and development expenses	(164)	(183)	(380)
Selling and general expenses	(989)	(1,022)	(2,089)
Other operating income and expenses	(130)	(64)	50
Share of profit (loss) of associates and joint ventures accounted for using equity method	0	0	0
Net income attributable to non-controlling interests	0	0	0
Business operating income	(1,409)	(1,374)	(2,671)
New segment reporting model | Total Sanofi
Disclosure of operating segments [Line Items]
Net sales	17,180	17,019	36,126
Other revenues	574	674	1,505
Cost of sales	(5,507)	(5,382)	(11,973)
Research and development expenses	(2,692)	(2,972)	(6,018)
Selling and general expenses	(4,607)	(4,835)	(9,883)
Other operating income and expenses	(255)	(193)	(382)
Share of profit (loss) of associates and joint ventures accounted for using equity method	11	10	9
Net income attributable to non-controlling interests	(21)	(15)	(35)
Business operating income	€ 4,683	€ 4,306	€ 9,349